COLLATERALIZED TRANSACTIONS	6 Months Ended
Sep. 30, 2025
COLLATERALIZED TRANSACTIONS [Abstract]
COLLATERALIZED TRANSACTIONS
11.	COLLATERALIZED TRANSACTIONS
WSI engages in margin financing transactions with its clients. Margin loans generated from margin lending activity for securities traded in the secondary market are collateralized by client-owned securities. WSI monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions. Pursuant to the authorization obtained from margin clients, the Company further repledges the collaterals to financial institutions to obtain the funding for the margin or other businesses.
The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of September 30, 2025 and March 31, 2025:

	As of
	September 30, 2025	March 31, 2025
Margin loan extended to margin clients*	$12,716,345	$4,364,851
Total value of securities held by margin clients	$171,210,761	$133,458,270
Margin loan received from financial institutions**	$11,504,379	$7,234,684
Total value of securities repledged to financial institutions	$17,120,792	$10,179,699

*
The amount includes margin loan receivables from WGI totaling nil million and $3.5 million, net of client payables to WGI amounting to nil and $0.2 million, as of September 30, 2025 and March 31, 2025, respectively.

**	Recorded in Payable to Brokers and Clearing Organizations.